CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,213	$ 16,619	$ 19,932
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	69	1,369	1,506
Amortization		91	105
Bad debt provision		191	1,947
Change in fair value of warrant derivative liability	(75)	(925)	287
Share-based compensation expenses	273
Gain from disposal of subsidiaries		(127)
Change in operating assets
Accounts receivable, trade	(39,496)	(19,428)	(37,510)
Accounts receivable - related parties		50	(48)
Other receivables and prepayments	587	(7,988)	(262)
Inventories	34,557	1,160	(12,814)
Advances to suppliers	(23,797)	(101,731)	(10,681)
Advances to suppliers-related party			9,027
Other current assets	(16)	(12)	259
Change in operating liabilities
Accounts payable, trade	7,390	31,772	27,638
Accrued liabilities	(198)	390	(130)
Other payables	34	9,789	(1,542)
Other payables - related parties			(235)
Customer deposits	997	5,544	2,735
Customer deposits - related parties			(338)
Taxes Payable	1,575	5,008	1,604
Net cash (used in) provided by operating activities	(13,887)	(58,228)	1,480
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of subsidiaries, net of cash disposed of $3,430	18,734	(2,226)
Purchase of equipment and construction-in-progress	(106)	(1,021)	(3,564)
Purchase of intangible assets		(2)	(6)
Proceeds from the disposal of plant and equipment and intangible assets		2
Cash received from legal acquirer			6
Net cash provided by (used in) investing activities	18,628	(3,247)	(3,564)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash		(19,413)	(731)
Proceeds from bank overdrafts		7,304	10,350
Payments on bank overdrafts		(7,539)	(9,618)
Notes payable		40,899	6,824
Proceeds from government			1,163
Proceeds from short-term loan	6,230	102,258	30,512
Payment on short-term loan		(81,516)	(32,056)
Shareholder contribution			367
Proceeds from shareholder loan			2,545
Payments on shareholder loan		(2,336)
Proceeds from recapitalization			5,388
Payments of recapitalization cost			(666)
Repayments on shareholder promissory notes			(100)
Proceeds from shares issuance			5,595
Payments of financing costs			(300)
Payments on repurchase of shares pursuant to Put Option		(2,000)
Payments on repurchase of warrants		(512)
Shares issued for exercise of over allotment related to secondary offering		373
Net cash provided by (used in) financing activities	6,230	37,518	19,273
EFFECT OF EXCHANGE RATE ON CASH	42	998	497
INCREASE (DECREASE) IN CASH	11,013	(22,959)	17,686
CASH, beginning of year	535	23,494	5,808
CASH, end of year	11,548	535	23,494
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	61	2,074	1,021
Cash paid for income taxes	575	4,051	1,986
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable - received in finished goods	38,397	8,925
Settlement of consideration receivable offset against
- Purchase deposits to Honesty Group		(1,772)
- Payable to Honesty Group		10,156
Settlement of consideration receivable		$ 57,478